Business Combination - Additional Information (Detail) ₱ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2015 PHP (₱)	Aug. 31, 2015 USD ($)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 PHP (₱)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 PHP (₱)	May 30, 2016 PHP (₱)	Aug. 31, 2015 USD ($)	Aug. 06, 2015 PHP (₱)	Aug. 06, 2015 USD ($)
Disclosure Of Business Combinations [Line Items]
Total cash consideration								₱ 52,800
Total payments made to founders for remaining balance					₱ 151
Goodwill from the acquisition			₱ 61,379				₱ 61,379
Voyager Innovations Singapore Pte. Ltd. [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of equity interest acquired										100.00%	100.00%
Total cash consideration										₱ 228	$ 5.0
Total payments made to founders for remaining balance	₱ 137	$ 3.0	₱ 31	$ 0.7	8	$ 0.2
Payable in 12 quarterly installments, subject to satisfaction of certain conditions	₱ 91								$ 2.0
Goodwill from the acquisition							₱ 196
Increase in consolidated revenue					2
Decrease in net income					₱ (5)